Note 9 - Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt [Text Block]
NOTE 9—LONG-TERM DEBT

Senior Notes:   On April 22, 2010, the Company entered into a Purchase Agreement (the “Purchase Agreement”) with Barclays Capital Inc., Credit Suisse Securities (USA) LLC and Banc of America Securities LLC, as representatives of the initial purchasers (the “Initial Purchasers”), relating to the offer and sale by the Company of $200 million aggregate principal amount of its 10 1/2% senior notes due 2017 (the “Notes”). The Company’s net proceeds from the offering were approximately $188.1 million after deducting the Initial Purchasers’ discounts, offering expenses and original issue discount. The issuance of the Notes occurred on April 27, 2010. The Notes were offered and sold to the Initial Purchasers and resold only to qualified institutional buyers in compliance with the exemption from registration provided by Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and in offshore transactions in reliance on Regulation S under the Securities Act.

The Notes are a general unsecured, senior obligation of the Company. The Notes are unconditionally guaranteed as to principal, premium, if any, and interest by the Company’s domestic subsidiaries (the “Guarantors”) on a senior unsecured basis.

The Company used the proceeds from the offering and sale of the Notes to repay outstanding indebtedness and used the remaining proceeds for capital expenditures and for general working capital purposes.

On April 27, 2010, in connection with the offering of the Notes, the Company entered into (i) an Indenture with The Bank of New York Mellon Trust Company, N.A., (the “Trustee”), and (ii) a Registration Rights Agreement with the Initial Purchasers. The following is a brief summary of the material terms and conditions of the Indenture and the Registration Rights Agreement.

The Company and the Guarantors entered into an Indenture with the Trustee, pursuant to which the Company issued the Notes at a price equal to 97.009% of their face value.

Interest—The Notes will bear interest from April 27, 2010 at a rate of 10 1/2% per annum. The Company will pay interest on the Notes semi-annually, in arrears, on May 1 and November 1 of each year, beginning November 1, 2010.

Principal and Maturity—The Notes were issued with a $200 million aggregate principal amount and will mature on May 1, 2017.

Optional Redemption by the Company—At any time prior to May 1, 2013, the Company may redeem up to 35% of the aggregate principal amount of the Notes with the net cash proceeds of certain equity offerings at a redemption price of 110.5% of the aggregate principal amount of the Notes redeemed if at least 65% of the aggregate principal amount of the Notes remains outstanding immediately after such redemption and the redemption occurs within 90 days of the closing date of such equity offering. On or after May 1, 2014, the Company may redeem the Notes at the following percentages of the original principal amount: (i) 105.250% from May 1, 2014 to April 30, 2015; (ii) 102.625% from May 1, 2015 to April 30, 2016; and (iii) 100% from May 1, 2016 and thereafter.

Repurchase Obligations by the Company—If there is a change of control of the Company (as defined in the Indenture), each holder of the Notes may require the Company to purchase their Notes at a price equal to 101% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of repurchase.

Events of Default—The Indenture also contains events of default including, but not limited to, the following: (i) nonpayment; (ii) defaults in certain other indebtedness of the Company or the Guarantors; and (iii) the failure of the Company or the Guarantors to comply with their respective covenants in the event of a mandatory redemption, optional redemption, option to repurchase, or a merger, consolidation or sale of assets. Upon an event of default, the holders of the Notes or the Trustee may declare the Notes due and immediately payable. As of December 31, 2011, the Company is in compliance with all respective covenants.

Debt Issuance Costs: The costs related to the issuance of debt are capitalized and amortized to interest expense using the effective interest method over the maturity period of the related debt. Accumulated amortization is $1.0 million and $0.4 million at December 31, 2011 and December 31, 2010, respectively.

Bank of America Revolving Credit Facility:   On April 30, 2010, the Company entered into a revolving credit facility under the terms of a Credit Agreement (the “Revolving Credit Facility”) with Bank of America, N.A., as Administrative Agent, Swing Line Lender and L/C Issuer, and each lender from time to time party thereto. The Revolving Credit Facility provided for borrowings of up to $50.0 million. On June 9, 2011, the Company amended the Revolving Credit Facility to provide for borrowings of up to $70.0 million under substantially similar terms. The loans under the Revolving Credit Facility bear interest at a rate equal to LIBOR plus the Applicable Rate or the Base Rate plus the Applicable Rate. The Base Rate is defined as the higher of (x) the prime rate and (y) the Federal Funds rate plus 0.50%. The Applicable Rate is defined as a percentage determined in accordance with a pricing grid based upon the Company’s leverage ratio, that will decline from LIBOR plus 4.00% or the prime rate plus 3.00% to a minimum rate equal to LIBOR plus 3.50% or the prime rate plus 2.50%. The Company is able to prepay borrowings under the Revolving Credit Facility at any time without penalty or premium, subject to reimbursement of the lenders’ breakage and redeployment costs in the case of prepayment of LIBOR borrowings. The Company also pays a commitment fee of 0.75% per annum on the actual daily unused portions of the Revolving Credit Facility.

The Company’s Revolving Credit Facility is secured by a first priority lien on substantially all of the Company’s assets, the assets of the Company’s non-foreign subsidiaries, the stock of the Company’s non-foreign subsidiaries and 66% of the stock of certain of the Company’s foreign subsidiaries. In addition, the Company’s non-foreign subsidiaries will guarantee the Company’s obligations under the Revolving Credit Facility.

The terms of the Revolving Credit Facility limit the Company’s ability and the ability of certain of the Company’s subsidiaries to, among other things: incur or guarantee additional indebtedness; grant additional liens on the Company’s assets; make certain investments or certain acquisitions of substantially all or a portion of another entity’s business or assets; merge with another entity or dispose of the Company’s assets; pay dividends; enter into transactions with affiliates; engage in other lines of business and repurchase stock.

Additionally, the Revolving Credit Facility requires that the Company maintain certain ratios of total senior, secured debt to consolidated EBITDA (as defined therein), and of consolidated EBITDA to consolidated interest. The Revolving Credit Facility includes customary provisions with respect to events of default. Upon the occurrence and continuation of an event of default under the Revolving Credit Facility, the lenders will be able to, among other things, terminate their revolving loan commitments, accelerate the repayment of the loans outstanding and declare the same to be immediately due and payable. As of December 31, 2011, the Company was in compliance with all respective covenants.

In connection with the closing of the Company’s initial public offering and the sale of $200 million of the Company’s 10 1/2% senior notes due 2017 on April 27, 2010, the Company repaid all outstanding borrowings under the First Lien Credit Agreement, the Second Lien Credit Agreement, and the Construction Loan Agreement. These repayments resulted in the termination of each of these borrowing arrangements. The prepayment of the Construction Loan Agreement resulted in the incurrence of $0.2 million in prepayment penalties.

Promissory Notes: In April 2011, in exchange for insurance services provided, the Company issued two negotiable promissory notes for $1.4 million and $0.5 million at interest rates of 3.05% and 3.19% per annum, respectively. The notes are due March 21, 2012 and January 8, 2012, respectively. As of February 22, 2012, the note payable due in January 2012 was paid in full.

In June 2011, the Company issued three promissory notes to three financial institutions in Colombia for $3.2 million at interest rates ranging from 6.7% to 7.2%. The notes were paid in full in August 2011. During the third quarter of 2011 the Company issued four promissory notes to three financial institutions in Colombia for $6.4 million at interest rates ranging from 7.8% to 9.2%. The notes are due in February and March 2012 for $3.7 million and $2.3 million, respectively. During the fourth quarter of 2011 the Company issued two promissory notes in Colombia for $2.3 million at interest rates ranging from 8.3% to 9.1%. The notes are due in January and April 2012 for $1.4 million and $0.8 million, respectively. Subsequent to December 31, 2011, the Company re-issued the note that was due in January 2012 at an interest rate of 8.8% with a maturity date of April 2012.

In the fourth quarter of 2011, the Company issued four promissory notes to two financial institutions in Brazil to finance equipment purchases for $2.9 million at interest rates ranging from 15.3% to 15.7%. The notes are due in monthly installments with maturity dates ranging from October to November 2012. The balance as of December 31, 2011 was $2.4 million.

Letter of Credit Facility:  In February 2007, the Company entered into a $10 million revolving line of credit which is secured by restricted cash. The terms of the letter of credit facility as currently written only allow for letters of credit to be drawn on the available credit; however, the cash balance in excess of the total outstanding letters of credit may be withdrawn at any time. As of December 31, 2011 and December 31, 2010, the letters of credit outstanding were $5.6 million and $2.4 million, respectively.

Long-term debt consisted of the following (in thousands):

	December 31,
	2011	2010
Senior notes	$200,000	$200,000
Revolving credit facility	70,000	15,000
Promissory notes	11,678	3,344
Notes payable - insurance	538	-
	282,216	218,344
Less: unamortized discount	4,927	5,582
	277,289	212,762
Less: current portion	11,416	3,344
Total notes payable and line of credit, net of current portion	$265,873	$209,418

Future maturities of notes payable and line of credit for each of the next five years and thereafter are as follows (in thousands):

Year Ended December 31,
2012	$11,416
2013	70,200
2014	200
2015	200
2016	200
Thereafter	200,000
$282,216